Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due	$ 151,993
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	93.9	90.3	6.6
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life		5 years